Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Redeemable [Member]
Numerator:
Allocation of net (loss) income	$ (46,184)	$ 16,282	$ (80,425)	$ (143,806)	$ (35,114)	$ (1,845,282)
Denominator:
Basic weighted average shares outstanding	2,148,894	3,629,722	2,160,872	5,486,258	4,175,166	7,719,577
Diluted weighted average shares outstanding	2,148,894	3,629,722	2,160,872	5,486,258	4,175,166	7,719,577
Basic net (loss) income per common share	$ (0.02)		$ (0.04)	$ (0.03)	$ (0.01)	$ (0.24)
Diluted net (loss) income per common share	$ (0.02)		$ (0.04)	$ (0.03)	$ (0.01)	$ (0.24)
Non- redeemable [Member]
Numerator:
Allocation of net (loss) income	$ (49,088)	$ 10,246	$ (85,007)	$ (59,867)	$ (19,208)	$ (545,437)
Denominator:
Basic weighted average shares outstanding	2,283,976	2,283,976	2,283,976	2,283,976	2,283,976	2,281,786
Diluted weighted average shares outstanding	2,283,976	2,283,976	2,283,976	2,283,976	2,283,976	2,281,786
Basic net (loss) income per common share	$ (0.02)		$ (0.04)	$ (0.03)	$ (0.01)	$ (0.24)
Diluted net (loss) income per common share	$ (0.02)		$ (0.04)	$ (0.03)	$ (0.01)	$ (0.24)